Consolidated Statements of Income - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2022	Aug. 31, 2021
Profit or loss [abstract]
Revenue (notes 22 and 26)	$ 5,448	$ 5,509
Operating, general and administrative expenses (note 23)	(2,914)	(3,009)
Restructuring costs (notes 12 and 23)	0	(14)
Amortization:
Deferred equipment revenue (note 16)	9	11
Deferred equipment costs (note 8)	(38)	(47)
Property, plant and equipment, intangibles and other (notes 7, 9, 14 and 16)	(1,198)	(1,183)
Operating income	1,307	1,267
Amortization of financing costs - long-term debt (note 13)	(3)	(2)
Interest expense (notes 13, 14 and 26)	(260)	(231)
Other gains (losses) (note 24)	(23)	(2)
Income before income taxes	1,021	1,032
Current income tax expense (note 25)	311	30
Deferred income tax expense / (recovery) (note 25)	(54)	16
Net income	764	986
Net income attributable to:
Equity shareholders	$ 764	$ 986
Earnings per share (note 19)
Basic	$ 1.53	$ 1.94
Diluted	$ 1.52	$ 1.94